Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Finished goods	$ 58,337	$ 54,302
Work in process	60,632	71,086
Raw materials	52,337	40,689
Supplies	68	28
Inventory, Net	$ 171,374	$ 166,105